Cash equivalents and marketable securities - Schedule of cash equivalents and marketable securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Cash Equivalents [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	$ 6,755
Gross unrealized gains	0
Estimated fair value	6,755
Marketable Equity Securities [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	23,381
Gross unrealized gains	0
Gross unrealized losses	(14)
Estimated fair value	23,367
Money Market Funds [Member] | Cash Equivalents [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	3,755
Gross unrealized gains	0
Estimated fair value	3,755
Reverse repurchase agreements [Member] | Cash Equivalents [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	3,000
Gross unrealized gains	0
Estimated fair value	3,000
Commercial Paper [Member] | Marketable Equity Securities [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	8,961
Gross unrealized gains	0
Estimated fair value	8,961
Corporate Debt Securities [Member] | Marketable Equity Securities [Member]
Cash, Cash Equivalents and Investments [Line Items]
Amortized cost	14,420
Gross unrealized gains	0
Gross unrealized losses	(14)
Estimated fair value	$ 14,406